Related Party Transactions and Balances (Tables)	12 Months Ended
Mar. 31, 2023
Related Party Transactions and Balances [Abstract]
Schedule of transactions with related parties
Name of related parties	Relationship with YS Group
Yisheng Biopharma Co., Ltd	An entity controlled by Yi Zhang
Yisheng Biopharma Holdings Ltd.	An entity controlled by Yi Zhang
Kaifeng Yisheng Pan-Asia Technology Co., Ltd	An entity controlled by Yi Zhang
Beijing Yisheng Xingye Technology Co., Ltd.	An entity controlled by Yi Zhang
Changchun Bailong Biotechnology Co., Ltd.	An entity controlled by Yi Zhang
Henan Yisheng Huizhong Health Services Co., Ltd.	An entity controlled by Yi Zhang
Henan Yisheng Biopharma Co., Ltd.	An entity controlled by Yi Zhang
Beijing Huaerdun Kangqi Biotechnology Co., Ltd.	An entity controlled by Yi Zhang
Liaoning Yisheng Pan-Asia	An entity controlled by Yi Zhang
Yi Zhang	Chairman of Board of Directors
Hui Shao	Chief Executive Officer
Zhongkai Shi*	Chief Medical Officer
Nan Zhang	Daughter of the Chairman
Xu Zhang	Daughter of the Chairman
*	Zhongkai Shi resigned in September 2021.

Schedule of transactions with related parties
	Years Ended March 31,
	2021	2022	2023	2023
	(RMB)	(RMB)	(RMB)	(US$)
Amounts due from related party:
Yisheng Biopharma Holdings Limited (Hong Kong)
Receivable collected on behalf of YS Group	30,088,833	2,966,777	-	-
Repayment to YS Group		33,055,610	-	-